Guarantor and Non-Guarantor Financial Information	12 Months Ended
Apr. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Guarantor and Non-Guarantor Financial Information

NOTE 16	GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION

In September 2017, we terminated the revolving credit facility that was entered into in September 2013, and as a result, the guarantees provided by the subsidiary guarantors were released. In addition, the subsidiary guarantors are not guarantors under the new $1.8 billion revolving credit facility entered into in September 2017. As a result, the guarantees of the subsidiary guarantors, in respect to the obligations under the term loan due March 23, 2020, and all of our outstanding Senior Notes, were released in accordance with the terms of the amended term loan agreement for the term loan due March 23, 2020, and the indentures governing such notes, as applicable. As the Senior Notes were not guaranteed as of April 30, 2018, the condensed consolidating financial statements are not provided for the subsidiary guarantors. For additional information, see Note 8: Debt and Financing Arrangements.